Fair Value Measurement (Tables)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Key Inputs into Option Model for Private Placement Warrants and Public Warrants
The key inputs into the option model for the Private Placement Warrants and Public Warrants were as follows as of December 31, 2020:

Volatility	21.0%
Risk-free interest rate	0.43%
Warrant exercise price	$11.50
Expected term	5.5

The key inputs into the option model for the Private Placement Warrants and Public Warrants were as follows for the relevant periods:

	As of
	December 11, 2020 1	December 31, 2020
Implied volatility	21%	21%
Risk-free interest rate	0.43%	0.43%
Warrant exercise price	$11.50	$11.50
Expected term	5.5	5.5

1	The date the Company was first listed on the Nasdaq and the date for which trade information is first available.

Schedule of Changes in Fair Value of Warrant Liabilities
The following table presents the changes in the fair value of warrant liabilities:

	Private Placement Warrants	Public Warrants	Total Warrant Liabilities
Fair value at December 31, 2020	$7,120,000	$11,040,000	$18,160,000
Change in fair value	19,535,500	30,291,000	49,826,500
Fair value at June 30, 2021	$26,655,500	$41,331,000	$67,986,500

The following table presents the changes in the fair value of warrant liabilities:

	Private placement warrants	Public warrants	Total warrant liabilities
Fair value when issued (December 11, 2020)	$6,808,500	$10,557,000	$17,365,500
Change in fair value from inception	$311,500	$483,000	$794,500
Fair value at December 31, 2020	$7,120,000	$11,040,000	$18,160,000

Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis	Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and includes situations where there is little, if any, market activity for the asset or liability:

Description	June 30, 2021	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Investments and cash held in Trust Account	$345,030,934	$345,030,934	$—	$—
Public warrants	41,331,000	41,331,000	—	—
Private placement warrants	26,655,500	—	26,655,500	—

Total	$413,017,434	$386,361,934	$26,665,500	$—

The following tab
l
e presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2020 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and includes situations where there is little, if any, market activity for the asset or liability:

Description	December 31, 2020	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Investments and cash held in Trust Account	345,008,625	345,008,625	—	—
Public warrants	11,040,000	—	11,040,000	—
Private placement warrants	7,120,000	—	7,120,000	—

Total	$363,168,625	$345,008,625	$18,160,000	$—